SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Basis of Presentation Policy
Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of Estimates, Policy
Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment, Policy
Investment securities. First Financial classifies debt and equity securities into three categories: trading, held-to-maturity and available-for-sale. Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as appropriate.

Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment. In performing this review, management considers the length of time and extent to which the fair value of the security has been less than amortized cost, the financial condition and near-term prospects of the issuer and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Goodwill and Intangible Assets, Policy
Goodwill and other indefinite lived intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests. First Financial performs its annual impairment test effective October 1 or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. First Financial reviews goodwill for impairment using both income and asset-based approaches.

Goodwill and Intangible Assets, Goodwill, Policy
Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2013 and no impairment was indicated.  As of December 31, 2013, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Goodwill. Assets and liabilities of acquired entities are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill.

Property, Plant and Equipment, Policy
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally computed on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the useful life of the asset. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

FDIC Indemnification Assets Policy
FDIC indemnification asset. The FDIC indemnification asset results from the loss sharing agreements entered into in conjunction with First Financial's FDIC-assisted transactions and is measured separately from the related assets covered by loss sharing agreements with the FDIC (covered assets), as it is not contractually embedded in those assets and is not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification asset represents expected reimbursements from the FDIC for losses on covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. The FDIC indemnification asset was recorded at its estimated fair value at the time of the FDIC-assisted transactions. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows were discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets as well as on-going assessment of the collectibility of the assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification asset. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset. The collectibility assessment includes evaluation of claims activity with the FDIC, adjustments to the indemnification asset from the accelerated discount on covered loans, the yield on the indemnification asset in relation to the yield on the underlying covered loans and the remaining term of the loss

Commitments and Contingencies, Policy
In the normal course of business, First Financial offers a variety of financial instruments with off-balance-sheet risk to its clients to assist them in meeting their liquidity and credit enhancement requirements. These financial instruments include standby letters of credit and outstanding commitments to extend credit.  GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial’s exposure to credit loss, in the event of nonperformance by the counterparty to the financial instrument for standby letters of credit and outstanding commitments to extend credit, is represented by the contractual amounts of those instruments.  First Financial uses the same credit policies in issuing commitments and conditional obligations as it does for

Certain Loans and Debt Securities Acquired in Transfer, Recognizing Interest Income on Impaired Loans, Policy
Loans acquired in FDIC-assisted transactions initially covered under loss sharing agreements whereby the FDIC will reimburse First Financial for the majority of any losses incurred are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses up to a stated loss threshold, and 95% of losses in excess of the threshold. These loss sharing agreements provide for partial loss protection on single-family, residential loans for a period of ten years and First Financial is required to share any recoveries of previously charged-off amounts for the same time period, on the same pro-rata basis with the FDIC. All other loans are provided loss protection for a period of five years and recoveries of previously charged-off amounts must be shared with the FDIC for an additional three year period, again on the same pro-rata basis. The five year period of loss protection will expire for the majority of First Financial's covered commercial loans and covered OREO during the third quarter of 2014. The ten year period of loss protection on all other covered loans and covered OREO will expire during the third quarter of 2019.

First Financial accounts for the majority of covered loans under FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. For more information on First Financial's accounting for covered loans, see Note 1 - Summary of Significant Accounting Policies.

Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

Fair Value of Financial Instruments, Policy
Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of FASB ASC Topic 825, Financial Instruments (Fair Value Topic), includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments. The Company classifies cash and short-term investments in Level 1 of the fair value hierarchy.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by a third-party investment securities administrator in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The administrator’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The administrator’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed and where appropriate, securities are repriced.  In the event of a materially different price, the administrator will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

First Financial reviews the pricing methodologies utilized by the administrator to ensure the fair value determination is consistent with the applicable accounting guidance and that the investments are properly classified in the fair value hierarchy. Further, the Company periodically validates the fair values for a sample of securities in the portfolio by comparing the fair values provided by the administrator to prices from other independent sources for the same or similar securities. First Financial analyzes unusual or significant variances and conducts additional research with the administrator, if necessary, and takes appropriate action based on its findings.

Loans held for sale. Loans held for sale are carried at the lower of cost or fair value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans, excluding covered loans. The fair value of commercial, commercial real estate, residential real estate and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The Company classifies the estimated fair value of uncovered loans as Level 3 in the fair value hierarchy.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or fair value for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Fair value is generally measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

The Company classifies the estimated fair value of covered loans as Level 3 in the fair value hierarchy.

FDIC indemnification asset. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on expected reimbursements for losses and the applicable loss sharing percentages. The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change, and may be impacted by the relatively short remaining term of loss sharing coverage on covered commercial assets. The five year period of loss protection will expire for the majority of First Financial's covered commercial loans and covered OREO during the third quarter of 2014. The Company classifies the estimated fair value of the indemnification asset as Level 3 in the fair value hierarchy.

Deposit liabilities. The fair value of demand deposits, savings accounts and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximates its fair value. The Company classifies the estimated fair value of deposit liabilities as Level 2 in the fair value hierarchy.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximate their fair values.  The Company classifies the estimated fair value of short-term borrowings as Level 1 of the fair value hierarchy.

The fair value of long-term debt is estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations are used for long-term debt with embedded options, such as call features. The Company classifies the estimated fair value of long-term debt as Level 2 in the fair value hierarchy.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps at the reporting date, using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Core Deposit Intangibles Policy
Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Income Tax, Policy
Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recognized in the Consolidated Financial Statements as a component of noninterest expense.

Pension and Other Postretirement Plans, Pensions, Policy
Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets and the rate of compensation increase.

Derivatives, Policy
Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet.

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

First Financial utilizes interest rate swaps designated as fair value hedges as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile.  First Financial utilizes interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates.

Back to back swaps - First Financial enters into swap agreements with commercial borrowers and simultaneously enters into offsetting swap agreements, with substantially matching terms, with institutional counterparties. These matched interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.

First Financial's matched interest rate swaps qualify as derivatives, but are not designated as hedging instruments. The net interest receivable or payable on matched interest rate swaps is accrued and recognized as an adjustment to interest income.  The fair values of matched interest rate swaps are included within Accrued interest and other assets and Accrued interest and other liabilities on the Consolidated Balance Sheets.

Pay fixed interest rate swaps - For unmatched, pay fixed interest rate swaps, which qualify for hedge accounting, the corresponding fair-value adjustment is included on the Consolidated Balance Sheets in the carrying value of the hedged item. The net interest receivable or payable on unmatched interest rate swaps is accrued and recognized as an adjustment to the interest income of the hedged item.  Gains and losses from derivatives not considered effective in hedging the change in fair value of the hedged item, if any, are recognized in income immediately.

Cash flow hedges - The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense, while the fair value is included within Accrued interest and other assets or Accrued interest and other liabilities on the Consolidated Balance Sheets. Changes in the fair value of interest rate swaps designated as cash flow hedges are included in accumulated other comprehensive income (loss). Gains and losses from derivatives not considered effective in hedging the cash flows related to the hedged items, if any, are recognized in income immediately.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the credit risk associated with interest rate swaps is significantly less than the notional values associated with these instruments. The notional values represent contractual balances on which the calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Share-based Compensation, Option and Incentive Plans Policy
Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings Per Share, Policy
Earnings per share. Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock plans and the assumed conversion of common stock warrants, using the treasury stock method.

Cash and Cash Equivalents, Policy	Cash and Due from Banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.
Segment Reporting, Policy	Segments and related information. Consistent with prior years, management continued to review operating performance and make decisions as one banking segment
Credit Risk
Derivatives, Methods of Accounting, Hedging Derivatives
First Financial manages this market value credit risk through counterparty credit policies. These policies require the Company to maintain a total derivative notional position of less than 35% of assets, total credit exposure of less than 3% of capital and no single counterparty credit risk exposure greater than $20.0 million.

Non Covered Loans
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy
Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is classified as nonaccrual. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if collection of future principal and interest payments is no longer doubtful.

Impaired Financing Receivable, Policy	Loans classified as nonaccrual and loans modified as TDRs are considered impaired.
Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy
OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans.

Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses, excluding covered loans. For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is generally increased by provision expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full, either through payments from the borrower or from the liquidation of collateral, is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, construction and commercial real estate loans, loan relationships greater than $250,000 that are considered impaired, or designated as a troubled debt restructuring (TDR), are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources, payment record, guarantor support and the realizable value of any collateral.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by loan type, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies and other influencing factors.

Consumer loans are generally evaluated by loan type, as these loans exhibit homogeneous characteristics. The allowance for consumer loans, which includes residential real estate, installment, home equity, credit card loans and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions and other significant influencing factors. Consumer loans greater than $100,000 classified as TDRs are individually evaluated to determine an appropriate allowance.

Finance, Loans and Leases Receivable, Policy
Loans and leases, excluding covered loans. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs, and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on an accrual basis. When a loan is placed on nonaccrual status, the accrual of interest income is discontinued and previously accrued, but unpaid, interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if collection of future principal and interest payments is no longer doubtful.

Other Real Estate Owned Policy
Other real estate owned (OREO). OREO represents properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem loans. OREO properties are recorded at the lower of cost or fair value, less estimated disposal costs (net realizable value) upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Management performs periodic valuations to assess the adequacy of the recorded OREO balances and subsequent write-downs in the carrying value of OREO properties are expensed as incurred. Improvements to OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Covered Loans
Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses, covered loans. First Financial maintains an allowance for loan and lease losses on covered loans. For loans accounted for under FASB ASC Topic 310-30, expected cash flows are re-estimated periodically with any decline in pool level expected cash flows recorded as provision expense on a discounted basis during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement on covered loan losses due from the FDIC under loss sharing agreements is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

Finance, Loans and Leases Receivable, Policy
Covered loans. Loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions that are initially covered under loss sharing agreements are referred to as covered loans. Covered loans were recorded at their estimated fair value at the time of acquisition. Estimated fair values for covered loans were based on a discounted cash flow methodology that considered various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques.

First Financial evaluates acquired purchased loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. First Financial accounts for covered loans under FASB ASC Topic 310-30 except for loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all purchased impaired loans. The cash flows expected to be collected are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period (see "Allowance for loan and lease losses - covered loans" below). Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

In addition to the accretion income discussed above, covered loans impact noninterest income as well. For covered loans that prepay, noninterest income may be recorded related to the accelerated recognition of the remaining purchase discount that would have been recognized over the life of the loan had it not prepaid offset by a related adjustment to the FDIC indemnification asset. This scenario can occur either through a loan sale or ordinary prepayments that are typical in a loan portfolio.

Covered loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Other Real Estate Owned Policy
Other real estate owned – covered (covered OREO). Covered OREO represents properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem covered loans. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. Covered OREO properties are recorded at the lower of cost or fair value, less estimated disposal costs upon acquisition. Management performs periodic valuations to assess the adequacy of the recorded covered OREO balances and subsequent write-downs in the carrying value of covered OREO properties are expensed as incurred. Improvements to covered OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of a covered OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income, and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Covered Loans | Loans Accounted for Under FASB ASC Topic 310-30
Loans and Leases Receivable, Nonperforming Loan and Lease, Policy
Covered purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments

Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy
Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is classified as nonaccrual. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may be returned to accrual status if collection of future principal and interest payments is no longer doubtful.

Fair Value Hedges
Derivatives, Methods of Accounting, Hedging Derivatives
Fair Value Hedges. First Financial utilizes interest rate swaps designated as fair value hedges as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile.

Cash Flow Hedges
Derivatives, Methods of Accounting, Hedging Derivatives
Cash flow hedges - The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense, while the fair value is included within Accrued interest and other assets or Accrued interest and other liabilities on the Consolidated Balance Sheets. Changes in the fair value of interest rate swaps designated as cash flow hedges are included in accumulated other comprehensive income (loss). Gains and losses from derivatives not considered effective in hedging the cash flows related to the hedged items, if any, are recognized in income immediately.